Board of Directors, Senior Management and Key management personnel (Tables)	12 Months Ended
Dec. 31, 2023
Board Of Directors, Senior Management And Key Management Personnel
Schedule of key management personnel compensation
As of December 31, 2023, and 2022, the number of the key management personnel is 153 and 142, respectively.

Key management personnel compensation	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	ThUS$	ThUS$	ThUS$
Key management personnel compensation	37,418	29,633	31,560